INTANGIBLE ASSETS, NET (Details 1) $ in Thousands	Dec. 31, 2022 USD ($)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2023	$ 269
2024	80
Total future amortization expense	$ 349